Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest expense	$ 24,601	$ 26,654
Noninterest income	30,980	27,715
Occupancy	8,948	8,686
Appraisal management fee expense	10,884	9,263
Noninterest expense	63,209	61,150
Total income tax expense	6,020	4,576
Net earnings	19,830	16,353
Total assets	1,702,148	1,651,962
Other [Member]
Interest income	29	34
Interest expense	959	1,116
Net interest income	(930)	(1,082)
Provision for credit losses	0	0
Noninterest income	0	0
Appraisal management fee income	0	0
Salaries and employee benefits	373	406
Occupancy	0	0
Appraisal management fee expense	0	0
Noninterest expense	304	286
Total income tax expense	(337)	(372)
Net earnings	(1,270)	(1,402)
Total assets	790	602
Banking Operations [Member]
Interest income	83,589	80,699
Interest expense	23,642	25,538
Net interest income	59,947	55,161
Provision for credit losses	938	(285)
Noninterest income	17,296	16,024
Appraisal management fee income	0	0
Salaries and employee benefits	27,056	27,037
Occupancy	8,931	8,683
Appraisal management fee expense	0	0
Noninterest expense	13,979	13,908
Total income tax expense	6,102	4,749
Net earnings	20,237	17,093
Total assets	1,696,130	1,647,020
CBRES [Member]
Interest income	0	0
Interest expense	0	0
Net interest income	0	0
Provision for credit losses	0	0
Noninterest income	0	0
Appraisal management fee income	13,684	11,691
Salaries and employee benefits	816	766
Occupancy	17	3
Appraisal management fee expense	10,884	9,263
Noninterest expense	849	798
Total income tax expense	255	199
Net earnings	863	662
Total assets	5,228	4,340
Consolidated [Member]
Interest income	83,618	80,733
Interest expense	24,601	26,654
Net interest income	59,017	54,079
Provision for credit losses	938	(285)
Noninterest income	17,296	16,024
Appraisal management fee income	13,684	11,691
Salaries and employee benefits	28,245	28,209
Occupancy	8,948	8,686
Appraisal management fee expense	10,884	9,263
Noninterest expense	15,132	14,992
Total income tax expense	6,020	4,576
Net earnings	19,830	16,353
Total assets	$ 1,702,148	$ 1,651,962